Note 4 - Revenue and Segmental Information - Revenue by Product and Service (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement Line Items [Line Items]
Revenue	$ 22,448	$ 23,975	$ 33,129
Electrical equipment and related services [member]
Statement Line Items [Line Items]
Revenue	20,958	22,396	33,060
Development fees [member]
Statement Line Items [Line Items]
Revenue	0	185	69
Vehicle spec conversion [member]
Statement Line Items [Line Items]
Revenue	789	137	0
Conversion kits [member]
Statement Line Items [Line Items]
Revenue	301	1,219	0
Accessories [member]
Statement Line Items [Line Items]
Revenue	$ 400	$ 38	$ 0